Debt	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 7 — DEBT

Borrowings from partner bank

BMT has a $10.0 million line of credit with its partner bank. The amount that may be borrowed is subject to a borrowing base limit that is based on a percentage of BMT’s accounts receivable balance. The borrowing base limit was $5.8 million as of March 31, 2021. The $10.0 million line of credit carries an interest rate equal to one-month LIBOR plus 375 bps and matures on January 4, 2022. LIBOR means the One Month London Inter-Bank Offered Rate as published in the Money Section of the Wall Street Journal on the last U.S. business day of the month, but in no event shall LIBOR be less than 50 basis points. Interest is paid monthly in arrears with the principal due in its entirety at the maturity date on January 4, 2022. Borrowed funds may be repaid at any time without penalty.

There was $5.4 million outstanding under the line of credit as of March 31, 2021. BMT paid $1.4 million in April 2021, resulting in a remaining balance outstanding of $4.0 million as of April 30, 2021.